Income Taxes - Additional Information (Details)	12 Months Ended
Dec. 31, 2016
Canadian Statutory Income Tax [Member]
Income Taxes Disclosure - Additional Information [Line Items]
Income Tax Rate	26.00%
Federal Income Tax [Member]
Income Taxes Disclosure - Additional Information [Line Items]
Income Tax Rate	15.00%
Provincial Income Tax [Member]
Income Taxes Disclosure - Additional Information [Line Items]
Income Tax Rate	11.00%